General (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
General (Textual)
Revenue
Issuance of shares in exchange for extinguishment of debt	$ 623
Annual interest rate	3.00%
Repaid achieved earnings before interest amount	$ 15,000
Depreciation and amortization amount	3,000
Convertible loan	$ 415
Shares issued	1,146,005
Cash and cash equivalents	$ 625		23	61
Net losses	(691)	$ (365)	(172,948)	(142,324)
Accumulated deficit	(4,454)		(3,763)	(890,628)
working capital	$ 575
Convertible Debt [Member]
General (Textual)
Annual interest rate	6.00%
Convertible loan	$ 400
Shares issued	700,000
Accumulated interest amount	$ 48
Common Stock
General (Textual)
Issuance of shares in exchange for extinguishment of debt, share	1,046,016
Stock issued shares services	1,423,453
Share based compensation expense	$ 429
Issuance of shares in exchange for convertible loans	869,470
Net losses
Chief Executive Officer [Member]
General (Textual)
Shares issued			25,000
Accrued payment			$ 32
Post transaction shares			45,968
Share Exchange Agreement [Member]
General (Textual)
Shares issued	28,469,065
Securities exchange agreements, description	Accordingly, each outstanding share of Duke Inc. common stock was exchanged for the right to receive 1.2421 shares of the Company's common stock (the "Exchange Ratio"). Of the shares of Duke Inc. common stock that were exchanged for shares of the Company's common stock, 51,410 (representing 63,856 shares of the Company's common stock post-Share Exchange) shall be issued but remain in escrow until the Company completes the Short-Form Merger (as defined hereunder), pursuant to which, such shares will be issued to their respective holders.
Stockholders exchange shares	22,920,107
Issued and outstanding shares percentage	99.00%
Owned an equivalent percentage	71.00%
Several Securities Exchange [Member]
General (Textual)
Annual interest rate	6.00%
Principal amount amount	$ 35
Several Securities Exchange [Member] | Common Stock
General (Textual)
Shares issued	9,623,621
USDR Agreements [Member]
General (Textual)
Debt Cancellation Shares	$ 0.3740
Annual interest rate	15.00%
Convertible loan	$ 965
Loan term	12 months
Additional extended Loans term	12 months
Stock based valuations, description	(i) the lowest effective price per share set in connection with any funds raised by USDR during the six months following the Share Exchange; (ii) 80% of the lowest effective price per share set in connection with any funds raise by USDR at any time subsequent to six months following the Share Exchange until such time as the Investors’ Loans are fully repaid; (iii) a price per share reflecting a post-money valuation of USDR of $15 million following the next investment in USDR following closing; or (iv) if at any time following the 6 month anniversary of the closing of the Share Exchange and until such time as the Investors’ Loans are fully repaid, USDR sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues any common stock entitling any person to acquire shares of common stock at an effective price per share that is lower than $0.374.
Securities exchange agreements, description	Securities exchange agreements with outstanding debt holders of USDR, Alpha Capital Anstalt ("Alpha") and GreenBlock Capital LLC ("GBC") to respectively cancel existing debentures or debt in the total amount of $658 and in exchange issue new debentures in the aggregate amount of $400 and issue 698,755 and 65,198 shares of common stock to each of Alpha and GBC, respectively.
Original conversion price	$ 0.3740